Interest Expense	12 Months Ended
Dec. 31, 2021
Interest Expense.
Interest Expense

(18) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest costs incurred during the year ended December 31, 2021, 2020, and 2019:

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Interest cost capitalized	0	0	—	—
Interest cost charged to expense	5,054	793	8,490	8,892
	5,054	793	8,490	8,892

Interest expense in 2021 was lower than that in 2020, mainly due to decreased loans from related parties.